UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)
March 31, 2012 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 70.3%
United States Treasury Obligations: 67.2%
	U.S. Treasury Bills
7,000,000	0.03%, 06/14/12 (b)	$6,999,181
3,500,000	0.03%, 06/21/12	3,499,538
10,000,000	0.04%, 05/03/12 (b)	9,999,636
7,000,000	0.04%, 04/26/12	6,999,796
6,000,000	0.05%, 06/07/12 (b)	5,999,370
4,000,000	0.05%, 05/10/12 (b)	3,999,792
8,000,000	0.09%, 07/05/12 (b)	7,998,536
8,000,000	0.11%, 08/09/12	7,997,064
3,000,000	0.12%, 08/23/12	2,998,599
4,000,000	0.12%, 08/16/12 (b)	3,998,376
7,000,000	0.12%, 08/30/12 (b)	6,996,577

		67,486,465

Number of Shares

Money Market Fund: 3.1%
3,157,723	AIM Treasury Portfolio - Institutional Class	3,157,723

Total Short-term Investments (Cost: $70,643,798)		70,644,188
Other assets less liabilities: 29.7%		29,843,705

NET ASSETS: 100.0%		$100,487,893

Total Return Swap Contracts – As of March 31, 2012, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation

UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$70,701,000	0.59%	04/04/12	(0.4)%	$(427,934)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Government	95.5%	$67,486,465

Money Market Fund	4.5	3,157,723

	100.0%	$70,644,188

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short-Term Investments:

United States Treasury Obligations	$—	$67,486,465	$—	$67,486,465

Money Market Fund	3,157,723	—	—	3,157,723

Total	$3,157,723	$67,486,465	$—	$70,644,188

Other Financial Instruments, net*	$—	$(427,934)	$—	$(427,934)

* Other financial instruments, net include total return swap contracts.
(a)	Represents consolidated Schedule of Investments.
(b)	All or a portion of these securities are segregated for swap collateral.

See Notes to Schedule of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.3%
Brazil: 9.6%
40,500	Anhanguera Educacional Participacoes S.A.	$488,099
35,000	Arezzo Industria e Comercio S.A.	608,754
151,000	BR Malls Participacoes S.A.	1,967,893
135,000	BR Properties S.A.	1,733,490
50,000	Brazil Hospitality Group S.A. *	602,591
26,000	Cielo S.A.	881,503
77,000	International Meal Co. Holdings S.A. *	716,662
123,300	Localiza Rent a Car S.A.	2,269,512
73,000	Marisa Lojas S.A.	993,755
143,000	Rossi Residencial S.A.	772,401

		11,034,660

Canada: 1.4%
29,500	First Quantum Minerals Ltd.	562,524
37,000	Pacific Rubiales Energy Corp.	1,080,936

		1,643,460

China / Hong Kong: 22.7%
1,179,000	Brilliance China Automotive Holdings Ltd. * #	1,272,357
1,270,000	China Hongqiao Group Ltd. * #	809,547
2,408,000	China Minsheng Banking Corp. Ltd. #	2,180,379
1,150,000	China Minzhong Food Corp. Ltd. (SGD) * #	917,298
70,000	China Mobile Ltd. #	770,810
2,314,000	China Qinfa Group Ltd. * #	528,285
635,000	Dah Chong Hong Holdings Ltd. #	670,868
3,844,800	EVA Precision Industrial Holdings Ltd. #	714,626
1,480,000	Evergrande Real Estate Group Ltd. #	791,072
41,500	Focus Media Holding (ADR)	1,042,480
5,400,000	Franshion Properties China Ltd. #	1,390,808
560,000	Galaxy Entertainment Group Ltd. * #	1,540,075
590,000	Greatview Aseptic Packaging Co. Ltd. * #	310,869
925,000	Haier Electronics Group Co. Ltd. * #	1,047,624
21,900	Home Inns & Hotels Management, Inc. (ADR) *	558,669
836,000	Kunlun Energy Co. Ltd. #	1,509,020
40,000	Noah Holdings Ltd. (ADR)	319,200
434,727	Noble Group Ltd. (SGD) #	477,623
4,820,000	PCD Stores Ltd. #	684,529
22,500	Qihoo 360 Technology Co. Ltd. (ADR) *	550,125
14,592,000	REXLot Holdings Ltd. #	1,297,187
650,000	Sitoy Group Holdings Ltd. *	286,264
880,000	Techtronic Industries Co #	1,191,584
63,500	Tencent Holdings Ltd. #	1,774,205
5,150,000	Tiangong International Co. Ltd. #	1,305,250
1,095,000	Trinity Ltd. #	900,997
1,175,000	Yingde Gases Group Co. Ltd. #	1,333,032

		26,174,783

India: 3.2%
812,346	Hirco Plc (GBP) * #	796,999
17,000	Jammu & Kashmir Bank Ltd. #	307,681
250,000	Mundra Port & Special Economic Zone Ltd. #	631,746
65,000	Phoenix Mills Ltd. #	264,132
115,885	Shriram Transport Finance Co. Ltd. #	1,359,127
45,000	Yes Bank Ltd. #	326,017

		3,685,702

Indonesia: 3.5%
5,300,000	Adaro Energy Tbk PT #	1,119,760
790,000	Bank Rakyat Indonesia Tbk PT #	602,068
1,780,000	Tower Bersama Infrastructure Tbk PT #	575,357
495,000	United Tractors Tbk #	1,789,735

		4,086,920

Israel: 0.2%
68,000	Queenco Leisure International Ltd. (GDR) * § 144A	181,383

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Kazakhstan: 0.2%
80,385	Chagala Group Ltd. (GDR) # §	192,673

Mexico: 1.7%
330,000	Corp GEO S.A.B de C.V. *	515,101
773,800	Genomma Lab Internacional, S.A. de C.V. *	1,415,289

		1,930,390

Mongolia: 0.9%
1,110,000	Mongolian Mining Corp. (HKD) * #	1,056,401

Panama: 1.0%
14,700	Copa Holdings S.A. (Class A) (USD)	1,164,240

Philippines: 0.9%
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	130,560
265,000	Security Bank Corp. #	884,277

		1,014,837

Russia: 6.1%
38,600	Eurasia Drilling Co. Ltd. (GDR) #	1,066,096
800,000	Far Eastern Shipping Co. * #	317,490
1,300,000	Far Eastern Shipping Co. (USD) *	481,000
54,603	Globaltrans Investment Plc (GDR)	934,615
100,000	LSR Group (GDR) # Reg S	587,325
21,000	Lukoil (ADR)	1,267,330
27,000	Nomos-Bank * #	771,106
17,000	Nomos-Bank (GDR) *	246,339
415,000	Sberbank RF (USD) #	1,350,364

		7,021,665

Singapore: 1.7%
950,000	CSE Global Ltd. #	625,153
703,863	Olam International Ltd. #	1,322,729

		1,947,882

South Africa: 3.6%
160,000	African Bank Investments Ltd. #	832,355
40,000	African Rainbow Minerals Ltd. #	948,614
70,000	Imperial Holdings Ltd. #	1,418,349
19,000	Sasol Ltd. #	921,854

		4,121,172

South Korea: 10.3%
49,000	DGB Financial Group, Inc. #	645,034
5,500	E-Mart Co. Ltd. #	1,211,913
7,150	Hyundai Department Store Co. Ltd. #	1,098,937
4,500	Hyundai Mobis Co. Ltd. * #	1,142,180
15,800	Kia Motors Corp. #	1,036,797
1,200	LG Household & Health Care Ltd. #	631,166
3,110	Lotte Shopping Co. * #	974,487
4,540	Samsung Electronics Co. Ltd. #	5,121,365

		11,861,879

Taiwan: 6.0%
1,170,000	Advanced Semiconductor Engineering, Inc. #	1,187,395
121,000	Catcher Technology Co. Ltd. #	857,731
115,000	China Ecotek Corp. #	244,254
535,000	Hon Hai Precision Industry Co. Ltd. #	2,082,842
325,500	Lumax International Corp. Ltd. #	709,636
560,752	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,274,179
408,000	Uni-President Enterprises Corp. #	566,214

		6,922,251

Thailand: 2.9%
285,000	Kasikornbank PCL #	1,422,958
1,976,600	Minor International PCL #	915,751
725,000	Tisco Financial Group PCL #	975,011

		3,313,720

Turkey: 3.4%
55,000	Bizim Toptan Satis Magazalari A.S. #	752,152
260,000	Dogus Otomotiv Servis ve Ticaret A.S. * #	753,495
80,000	Koza Altin Isletmeleri A.S. #	1,519,042

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

120,000	Turkiye Halk Bankasi A.S. #	858,589

		3,883,278

United Arab Emirates: 0.7%
320,526	First Gulf Bank PJSC #	851,810

United Kingdom: 5.9%
477,000	Afren Plc * #	1,019,846
67,000	African Minerals Ltd. * #	593,763
79,483	Bank of Georgia Holdings Plc *	1,338,076
1,075,000	Bellzone Mining Plc * #	549,840
125,000	Ophir Energy Plc * #	1,013,788
973,949	Raven Russia Ltd. #	1,000,561
365,000	Volga Gas Plc * #	613,074
61,000	Zhaikmunai LP (GDR) *	683,562

		6,812,510

United States: 1.4%
7,800	Cummins, Inc.	936,312
16,000	First Cash Financial Services, Inc. *	686,240

		1,622,552

Zimbabwe: 0.0%
750,000	Commercial Bank of Zimbabwe (USD) *	37,500

Total Common Stocks (Cost: $90,253,600)		100,561,668

PREFERRED STOCKS: 2.5%
Brazil: 2.0%
135,000	Banco ABC Brasil S.A. *	982,114
55,988	Vale S.A.	1,271,611

		2,253,725

Russia: 0.5%
300	AK Transneft OAO #	591,101

Total Preferred Stocks (Cost: $1,746,393)		2,844,826

MONEY MARKET FUND: 8.8% (Cost: $10,105,833)
10,105,833	AIM Treasury Portfolio - Institutional Class	10,105,833

Total Investments: 98.6% (Cost: $102,105,826)		113,512,327
Other assets less liabilities: 1.4%		1,603,557

NET ASSETS: 100.0%		$115,115,884

ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
PHP Philippine Peso
SGD Singapore Dollar
USD United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $75,700,364 which represents 65.8% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $374,056 which represents 0.3% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $181,383, or 0.2% of net assets.

Restricted securities held by the Fund as of March 31, 2012 are as follows:
Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	68,000	$1,297,605	$181,383	0.2%

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	9.1%	$10,343,362
Communications	4.1	4,712,977
Consumer, Cyclical	18.8	21,290,580
Consumer, Non-cyclical	8.0	9,123,556
Diversified	1.7	1,895,972
Energy	9.7	11,020,914
Financial	22.7	25,725,246
Industrial	10.9	12,359,974
Technology	6.1	6,933,913
Money Market Fund	8.9	10,105,833

	100.0%	$113,512,327

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Brazil	$11,034,660	$—	$—	$11,034,660
Canada	1,643,460	—	—	1,643,460
China / Hong Kong	2,756,738	23,418,045	—	26,174,783
India	—	3,685,702	—	3,685,702
Indonesia	—	4,086,920	—	4,086,920
Israel	181,383	—	—	181,383
Kazakhstan	—	192,673	—	192,673
Mexico	1,930,390	—	—	1,930,390
Mongolia	—	1,056,401	—	1,056,401
Panama	1,164,240	—	—	1,164,240
Philippines	130,560	884,277	—	1,014,837
Russia	2,929,284	4,092,381	—	7,021,665
Singapore	—	1,947,882	—	1,947,882
South Africa	—	4,121,172	—	4,121,172
South Korea	—	11,861,879	—	11,861,879
Taiwan	—	6,922,251	—	6,922,251
Thailand	—	3,313,720	—	3,313,720
Turkey	—	3,883,278	—	3,883,278
United Arab Emirates	—	851,810	—	851,810
United Kingdom	2,021,638	4,790,872	—	6,812,510
United States	1,622,552	—	—	1,622,552
Zimbabwe	37,500	—	—	37,500
Preferred Stocks
Brazil	2,253,725	—	—	2,253,725
Russia	—	591,101	—	591,101
Money Market Fund	10,105,833	—	—	10,105,833

Total	$37,811,963	$75,700,364	$—	$113,512,327

During the period transfers of securities from Level 1 to Level 2 were $1,519,042. Net transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 91.7%
Bermuda: 0.5%
1,156,200	Nabors Industries Ltd. (USD) *	$20,221,938

Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	394,420

Canada: 13.7%
274,200	Agnico-Eagle Mines Ltd. (USD)	9,152,796
1,441,500	Eldorado Gold Corp. (USD)	19,806,210
4,552,200	First Quantum Minerals Ltd.	86,804,195
1,767,300	Goldcorp, Inc. (USD)	79,634,538
5,328,700	IAMGOLD Corp. (USD)	70,818,423
4,814,524	Kinross Gold Corp. (USD)	47,134,190
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	117,212
1,618,400	New Gold, Inc. (USD) *	15,989,792
5,810,800	Osisko Mining Corp. *	67,461,090
2,972,300	Pacific Rubiales Energy Corp.	86,834,249
1,687,000	Potash Corp of Saskatchewan, Inc. (USD)	77,079,030
1,017,500	Teck Resources Ltd. (USD)	36,284,050

		597,115,775

China / Hong Kong: 0.5%
10,175,700	Yanzhou Coal Mining Co. Ltd. #	22,130,098

Kuwait: 0.2%
359,225	Kuwait Energy Co. K.S.C.C. * # § ø	741,831
3,233,023	Kuwait Energy Plc (GBP) * # § ø	6,715,687

		7,457,518

Norway: 2.0%
2,383,200	SeaDrill Ltd. #	89,489,085

Switzerland: 2.3%
1,446,000	Noble Corp. (USD) *	54,181,620
2,958,900	Weatherford International Ltd. (USD) *	44,649,801

		98,831,421

United Kingdom: 13.5%
28,651,914	Afren Plc * #	61,258,988
435,000	African Minerals Ltd. * # ø	3,855,030
2,457,000	African Minerals Ltd. * #	21,774,276
1,004,200	Antofagasta Plc #	18,557,339
2,463,700	BHP Billiton Plc #	75,505,427
1,392,400	Ensco Plc (ADR)	73,699,732
3,722,100	Ophir Energy Plc * #	30,187,371
709,626	Randgold Resources Ltd. (ADR)	62,432,895
1,914,600	Rio Tinto Plc (ADR)	106,432,614
8,086,800	Xstrata Plc #	138,541,845

		592,245,517

United States: 59.0%
971,317	Alpha Natural Resources, Inc. *	14,773,732
2,423,300	Anadarko Petroleum Corp.	189,841,322
575,700	Apache Corp.	57,823,308
535,600	Berry Petroleum Co.	25,242,828
2,209,200	Cameron International Corp. *	116,712,036
1,687,000	Cimarex Energy Co.	127,317,890
1,580,000	Cliffs Natural Resources, Inc.	109,430,800
1,098,000	Cloud Peak Energy, Inc. *	17,491,140
789,950	Concho Resources, Inc. *	80,638,096
2,356,400	Consol Energy, Inc.	80,353,240
482,000	Cummins, Inc.	57,859,280
950,600	Devon Energy Corp.	67,606,672
1,379,100	Diamond Offshore Drilling, Inc.	92,054,925
1,084,500	Dril-Quip, Inc. *	70,514,190
4,628,100	Far East Energy Corp. *	1,202,843
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	44,821
532,000	Green Plains Renewable Energy, Inc. *	5,740,280
97,200	Gulfport Energy Corp. *	2,830,464

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

4,793,200	Halliburton Co.	159,086,308
3,400,800	HollyFrontier Corp.	109,335,720
522,200	Jacobs Engineering Group, Inc. *	23,170,014
1,593,300	Key Energy Services, Inc. *	24,616,485
4,659,300	Louisiana-Pacific Corp. *	43,564,455
990,800	National Oilwell Varco, Inc.	78,738,876
1,164,875	Newfield Exploration Co. *	40,397,865
2,088,400	Newmont Mining Corp.	107,072,268
1,446,000	Occidental Petroleum Corp.	137,702,580
1,255,000	Patterson-UTI Energy, Inc.	21,698,950
897,100	Peabody Energy Corp.	25,980,016
1,245,700	Pioneer Natural Resources Co.	139,007,663
2,343,100	Schlumberger Ltd.	163,852,983
1,231,800	SM Energy Co.	87,174,486
1,874,400	Steel Dynamics, Inc.	27,253,776
763,200	The Mosaic Co.	42,197,328
1,519,800	United States Steel Corp.	44,636,526
3,253,500	Western Refining, Inc. *	61,230,870
2,329,700	Whiting Petroleum Corp. *	126,502,710

		2,580,697,746

Total Common Stocks (Cost: $3,571,825,445)		4,008,583,518

EXCHANGE TRADED FUND: 1.2% (Cost: $37,044,628)
307,900	SPDR Gold Trust *	49,922,906

MONEY MARKET FUND: 6.7% (Cost: $293,014,200)
293,014,200	AIM Treasury Portfolio - Institutional Class	293,014,200

Total Investments: 99.6% (Cost: $3,901,884,273)		4,351,520,624
Other assets less liabilities: 0.4%		18,963,494

NET ASSETS: 100.0%		$4,370,484,118

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $469,196,218 which represents 10.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $7,896,759 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $11,312,548, or 0.3% of net assets.

Restricted securities held by the Fund as of March 31, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$3,855,030	0.1%
Kuwait Energy Co. K.S.C.C.	08/06/2008	359,225	1,086,267	741,831	0.0
Kuwait Energy Plc	12/19/2011	3,233,023	9,776,405	6,715,687	0.2

			$13,696,350	$11,312,548	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	21.6%	$942,159,431
Energy	60.1	2,616,018,119
Industrial	2.9	124,593,749
Industrial Metals	5.9	258,233,917
Precious Metals	1.6	67,578,302
Exchange Traded Fund	1.2	49,922,906
Money Market Fund	6.7	293,014,200

	100.0%	$4,351,520,624

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bermuda	$20,221,938	$—	$—	$20,221,938
Brazil	—	—	394,420	394,420
Canada	597,115,775	—	—	597,115,775
China / Hong Kong	—	22,130,098	—	22,130,098
Kuwait	—	—	7,457,518	7,457,518
Norway	—	89,489,085	—	89,489,085
Switzerland	98,831,421	—	—	98,831,421
United Kingdom	242,565,241	349,680,276	—	592,245,517
United States	2,580,652,925	44,821	—	2,580,697,746
Exchange Traded Fund	49,922,906	—	—	49,922,906
Money Market Fund	293,014,200	—	—	293,014,200

Total	$3,882,324,406	$461,344,280	$7,851,938	$4,351,520,624

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2012:

Common Stocks

Balance as of 12/31/11	$6,529,397
Realized gain (loss)	-
Change in unrealized appreciation	1,322,541
Purchases	-
Sales	-
Transfers in and/or out of level 3	-

Balance as of 03/31/2012	$7,851,938

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012:

	Fair Value 3/31/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$7,851,938	Corporate issuance
		Discounted Cash Flow	Weighted average cost of capital	15.60%	Decrease
		Market comparable companies	Control discount	19.60%	Decrease
			EBITDA Multiple	5.50%	Increase
			Long term revenue growth rate	5.00%	Increase
			Discount for lack of market	0-25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes Depreciation and Amortization.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.1%
Australia: 7.0%
5,981,424	Evolution Mining Ltd. * #	$10,790,716
6,361,118	Gryphon Minerals Ltd. * #	7,096,343
1,170,000	Medusa Mining Ltd. #	6,096,465
1,775,725	Newcrest Mining Ltd. #	54,615,417
7,221,260	Perseus Mining Ltd. * #	17,592,108

		96,191,049

Canada: 67.9%
310,440	Agnico-Eagle Mines Ltd.	10,345,406
20,233	Agnico-Eagle Mines Ltd. (USD)	675,378
800,000	Alamos Gold, Inc.	14,685,448
1,510,000	Amarillo Gold Corp. *	1,513,860
3,000,000	Andina Minerals, Inc. *	2,045,215
1,440,000	Argonaut Gold, Inc. * # ø	12,271,292
2,063,875	Argonaut Gold, Inc. *	17,587,786
720,000	Argonaut Gold, Inc. Warrants (CAD 4.50, expiring 12/29/12) * § ø	3,017,294
1,286,753	AuRico Gold, Inc. (USD) *	11,413,499
3,050,000	Aurizon Mines Ltd. *	14,922,051
390,000	Aurizon Mines Ltd. (USD) *	1,887,600
790,000	Barrick Gold Corp. (USD)	34,349,200
948,000	Bear Creek Mining Corp. * ø	3,393,012
1,999,000	Bear Creek Mining Corp. *	7,154,674
2,297,000	Continental Gold Ltd. *	17,087,313
1,839,000	Eastmain Resources, Inc. * ø	2,304,627
1,137,700	Eastmain Resources, Inc. *	1,425,761
3,509,461	Eldorado Gold Corp.	48,202,532
2,961,500	Eldorado Gold Corp. (USD)	40,691,010
1,625,000	Fortuna Silver Mines, Inc. *	7,331,195
425,000	Franco-Nevada Corp. (USD)	18,266,500
159,030	Franco-Nevada Corp. Warrants (CAD 64.27, expiring 07/08/13) * # § ø	38,265
3,000,000	Gold Canyon Resources, Inc. *	4,571,658
932,694	Goldcorp, Inc.	42,041,127
1,516,897	Goldcorp, Inc. (USD)	68,351,379
2,421,000	Guyana Goldfields, Inc. *	8,300,988
802,800	IAMGOLD Corp.	10,688,440
3,809,200	IAMGOLD Corp. (USD)	50,624,268
1,650,000	International Tower Hill Mines Ltd. *	7,080,054
2,131,000	Keegan Resources, Inc. *	8,075,773
4,111,927	Kinross Gold Corp.	40,193,782
222,350	Kinross Gold Corp. ø	2,173,455
149,638	Kinross Gold Corp. (USD)	1,464,956
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	83,220
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	227,165
2,040,000	Mansfield Minerals, Inc. * ø	1,942,955
1,020,000	Mansfield Minerals, Inc. Warrants (CAD 1.80, expiring 05/08/12) * # § ø	—
1,031,500	Minco Silver Corp. *	2,192,371
992,503	New Gold, Inc. *	9,801,150
1,026,170	New Gold, Inc. (USD) ø	10,138,560
5,317,630	New Gold, Inc. (USD) *	52,538,184
1,130,850	New Gold, Inc. Warrants (CAD 1.25, expiring 12/28/14) * § ø	5,669
832,000	NovaGold Resources, Inc. (USD) *	5,973,760
3,356,875	Orezone Gold Corp. *	7,538,623
1,093,333	Osisko Mining Corp. * ø	12,693,164
4,747,600	Osisko Mining Corp. *	55,117,762
602,124	Pan American Silver Corp.	13,286,630
514,000	Pan American Silver Corp. (USD)	11,338,840
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * #	221,500
764,500	Premier Gold Mines Ltd. *	4,023,886
668,000	Pretium Resources, Inc. *	9,550,033
730,000	Queenston Mining, Inc. *	3,278,761
1,470,000	Rainy River Resources Ltd. *	8,562,534
5,600,000	Romarco Minerals, Inc. *	5,558,173
2,500,000	Roxgold, Inc. *	4,310,993
3,600,000	Rubicon Minerals Corp. *	11,802,095

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

4,250,000	Sabina Gold & Silver Corp. *	11,887,814
5,684,000	San Gold Corp. *	8,262,870
408,375	Silver Wheaton Corp.	13,543,581
1,390,000	Silver Wheaton Corp. (USD)	46,148,000
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	270,790
3,035,000	Silvercorp Metals, Inc.	20,903,755
920,000	Silvercorp Metals, Inc. (USD)	6,338,800
1,519,000	Timmins Gold Corp. *	3,411,259
7,231,000	Torex Gold Resources Inc. *	14,498,972
2,474,500	Trelawney Mining and Exploration, Inc. *	6,425,340
6,635,000	Volta Resources, Inc. *	7,117,600
1,188,981	Yamana Gold, Inc.	18,547,841
1,959,997	Yamana Gold, Inc. (USD)	30,615,153

		932,332,601

Mexico: 1.8%
955,000	Fresnillo Plc (GBP) #	24,487,789

South Africa: 3.9%
1,122,000	AngloGold Ashanti Ltd. (ADR)	41,424,240
1,130,200	Harmony Gold Mining Co. Ltd. (ADR)	12,353,086

		53,777,326

United Kingdom: 6.8%
1,601,000	African Barrick Gold Ltd. #	9,842,385
4,809,500	Lydian International Ltd. (CAD) *	11,765,181
810,000	Randgold Resources Ltd. (ADR)	71,263,800

		92,871,366

United States: 10.7%
759,000	Allied Nevada Gold Corp. *	24,690,270
670,000	Newmont Mining Corp.	34,350,900
731,100	Royal Gold, Inc.	47,682,342
1,500,000	Tahoe Resources, Inc. (CAD) * ø	31,610,607
380,000	Tahoe Resources, Inc. (CAD) *	8,008,020

		146,342,139

Total Common Stocks (Cost: $883,933,275)		1,346,002,270

MONEY MARKET FUND: 0.4% (Cost: $5,636,369)
5,636,369	AIM Treasury Portfolio - Institutional Class	5,636,369

Total Investments: 98.5% (Cost: $889,569,644)		1,351,638,639
Other assets less liabilities: 1.5%		20,727,861

NET ASSETS: 100.0%		$1,372,366,500

ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
USD United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $143,052,280 which represents 10.4% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $3,061,228 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $79,588,900, or 5.8% of net assets.

Restricted securities held by the Fund as of March 31, 2012 are as follows:
Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Argonaut Gold, Inc.	11/13/2009	1,440,000	$4,090,715	$12,271,292	0.9%
Argonaut Gold, Inc. Warrants	11/13/2009	720,000	—	3,017,294	0.2
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	3,393,012	0.3
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	2,304,627	0.2
Franco-Nevada Corp. Warrants	06/19/2008	159,030	—	38,265	0.0
Kinross Gold Corp.	10/22/2007	222,350	983,691	2,173,455	0.2
Mansfield Minerals, Inc.	05/04/2010	2,040,000	2,422,563	1,942,955	0.1
Mansfield Minerals, Inc. Warrants	05/28/2010	1,020,000	605,641	—	0.0
New Gold, Inc.	06/28/2007	1,026,170	2,350,456	10,138,560	0.7

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

New Gold, Inc. Warrants	03/09/2007	1,130,850	—	5,669	0.0
Osisko Mining Corp.	09/14/2009	1,093,333	2,959,754	12,693,164	0.9
Tahoe Resources, Inc.	05/28/2010	1,500,000	8,570,612	31,610,607	2.3

			$27,352,220	$79,588,900	5.8%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	1.5%	$20,841,393
Gold Mining	81.1	1,095,493,918
Metal - Diversified	0.5	7,117,600
Precious Metals	4.9	65,938,422
Silver Mining	11.6	156,610,937
Money Market Fund	0.4	5,636,369

	100.0%	$1,351,638,639

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$96,191,049	$—	$96,191,049
Canada	919,801,544	12,531,057	—	932,332,601
Mexico	—	24,487,789	—	24,487,789
South Africa	53,777,326	—	—	53,777,326
United Kingdom	83,028,981	9,842,385	—	92,871,366
United States	146,342,139	—	—	146,342,139
Money Market Fund	5,636,369	—	—	5,636,369

Total	$1,208,586,359	$143,052,280	$—	$1,351,638,639

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 24.7%
Basic Materials: 1.7%
3,849	A. Schulman, Inc.	$104,000
553	Airgas, Inc.	49,200
13,800	Argonaut Gold, Inc. (CAD) *	117,600
256	CF Industries Holdings, Inc.	46,758
12,100	Continental Gold Ltd. (CAD) *	90,012
5,865	Eldorado Gold Corp. (CAD)	80,556
13,200	Fortuna Silver Mines, Inc. (CAD) *	59,552
1,600	Goldcorp, Inc.	72,096
8,800	Guyana Goldfields, Inc. (CAD) *	30,173
6,316	MAG Silver Corp. *	63,792
1,350	Newmont Mining Corp.	69,214
6,000	Osisko Mining Corp. (CAD) *	69,658
10,300	Silvercorp Metals, Inc.	70,967
49,200	Volta Resources, Inc. (CAD) *	52,779
3,864	Wausau Paper Corp.	36,244

		1,012,601

Communications: 2.2%
4,155	8x8, Inc. *	17,451
27,103	Alcatel-Lucent (ADR) *	61,524
3,425	Allot Communications Ltd. *	79,631
13,616	CalAmp Corp. *	66,038
7,250	Ceragon Networks Ltd. *	68,802
9,060	Cincinnati Bell, Inc. *	36,421
2,273	DealerTrack Holdings, Inc. *	68,781
548	Equinix, Inc. *	86,283
147	Google, Inc. *	94,262
2,461	InterDigital, Inc.	85,790
726	Keynote Systems, Inc.	14,346
30,666	Lionbridge Technologies, Inc. *	88,318
1,738	Liquidity Services, Inc. *	77,862
2,040	NIC, Inc.	24,745
1,293	Pandora Media, Inc. *	13,202
10,027	Perficient, Inc. *	120,424
2,545	SPS Commerce, Inc. *	68,410
915	Ubiquiti Networks, Inc. *	28,941
4,569	ValueClick, Inc. *	90,192
5,857	VASCO Data Security International, Inc. *	63,197
2,575	Yahoo!, Inc. *	39,191

		1,293,811

Consumer, Cyclical: 3.4%
4,096	Amerigon, Inc. *	66,273
3,934	Barnes & Noble, Inc. *	52,125
496	Cooper-Standard Holding, Inc. *	21,695
2,902	CVS Caremark Corp.	130,010
697	Fuel Systems Solutions, Inc. *	18,234
227	Hibbett Sports, Inc. *	12,383
3,800	Kia Motors Corp. (KRW) #	249,356
7,163	La-Z-Boy, Inc. *	107,158
1,654	Life Time Fitness, Inc. *	83,643
1,515	Lions Gate Entertainment Corp. *	21,089
22,000	Marisa Lojas S.A.	299,488
866	MSC Industrial Direct Co.	72,120
29	Oxford Industries, Inc.	1,474
6,676	Pier 1 Imports, Inc. *	121,370
2,378	Royal Caribbean Cruises Ltd.	69,985
674	Select Comfort Corp. *	21,831
10,962	Sonic Corp. *	84,188
933	Starbucks Corp.	52,145
8,018	Titan International, Inc.	189,625
3,918	Titan Machinery, Inc. *	110,488
3,028	Universal Entertainment Corp. #	68,015
1,756	Vera Bradley, Inc. *	53,014
8,528	Wabash National Corp. *	88,265

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

		1,993,974

Consumer, Non-cyclical: 3.4%
1,893	Alere, Inc. *	49,237
8,085	Amarin Corp Plc (ADR) *	91,522
676	Beam, Inc.	39,593
14,062	BioScrip, Inc. *	95,481
36,588	EnteroMedics, Inc. *	82,689
818	Gen-Probe, Inc. *	54,323
18,637	Guided Therapeutics, Inc. *	16,587
4,333	Heartland Payment Systems, Inc.	124,964
2,820	Impax Laboratories, Inc. *	69,316
8,770	IRIS International, Inc. *	118,483
5,901	K12, Inc. *	139,441
4,164	Mylan, Inc. *	97,646
4,813	Myriad Genetics, Inc. *	113,876
6,321	On Assignment, Inc. *	110,428
2,218	OraSure Technologies, Inc. *	25,485
823	Pfizer, Inc.	18,649
943	Philip Morris International, Inc.	83,559
11,246	Quanta Services, Inc. *	235,041
10,379	Solta Medical, Inc. *	31,448
12,233	Spectranetics Corp. *	127,223
1,885	The Andersons, Inc.	91,781
1,993	The Scotts Miracle-Gro Co.	107,941
8,379	TMS International Corp. *	101,386

		2,026,099

Diversified: 0.4%
189,420	Noble Group Ltd. (SGD) #	208,111

Energy: 2.8%
19,169	Abraxas Petroleum Corp. *	59,807
1,020,350	Adaro Energy Tbk PT #	215,575
146,100	Afren Plc (GBP) * #	312,368
905	Apache Corp.	90,898
1,387	BP Plc (ADR)	62,415
10,721	BPZ Resources, Inc. *	43,206
678	Clayton Williams Energy, Inc. *	53,860
6,011	Energy Partners Ltd. *	99,843
1,055	Energy XXI Bermuda Ltd. *	38,096
5,831	Goodrich Petroleum Corp. *	110,906
5,122	Green Plains Renewable Energy, Inc. *	55,266
3,716	Lukoil (ADR)	224,257
4,164	Matrix Service Co. *	58,338
883	National Oilwell Varco, Inc.	70,172
753	Range Resources Corp.	43,779
907	Rosetta Resources, Inc. *	44,225
14,189	Synergy Resources Corp. *	47,533

		1,630,544

Financial: 2.0%
1,749	American International Group, Inc. *	53,922
5,481	Assured Guaranty Ltd.	90,546
20,800	BR Malls Participacoes S.A.	271,074
22,740	BR Properties S.A.	291,997
1,900	JPMorgan Chase & Co.	87,362
10,720	KeyCorp	91,120
2,854	MGIC Investment Corp. *	14,156
1,032	Regional Management Corp. *	17,338
190,083	Tisco Financial Group PCL (THB) #	255,632

		1,173,147

Industrial: 3.7%
1,700	Analogic Corp.	114,818
2,196	Astec Industries, Inc. *	80,110
4,461	Benchmark Electronics, Inc. *	73,562
1,409	Danaher Corp.	78,904
6,146	Dycom Industries, Inc. *	143,570
3,754	EMCOR Group, Inc.	104,061
3,906	FEI Co. *	191,823
21,999	Flow International Corp. *	88,436

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

23,926	Heckmann Corp. *	103,121
3,778	Jabil Circuit, Inc.	94,903
1,714	Jacobs Engineering Group, Inc. *	76,050
1,285	Landstar System, Inc.	74,170
8,047	MasTec, Inc. *	145,570
6,882	Newport Corp. *	121,949
2,539	OSI Systems, Inc. *	155,641
2,147	Roadrunner Transportation Systems, Inc. *	37,250
1,906	Rofin-Sinar Technologies, Inc. *	50,261
55,000	SeaCo Ltd.	2,475
13,573	Swift Transportation Co. *	156,632
3,738	The Shaw Group, Inc. *	118,532
1,752	Trex Co, Inc. *	56,204
338	Trimble Navigation Ltd. *	18,394
963	Triumph Group, Inc.	60,342
1,649	Waste Connections, Inc.	53,642

		2,200,420

Technology: 4.9%
748	Accenture Plc	48,246
1,954	ACI Worldwide, Inc. *	78,688
4,225	Atmel Corp. *	41,659
2,609	ATMI, Inc. *	60,790
11,797	AXT, Inc. *	74,911
8,238	Brooks Automation, Inc.	101,575
20,392	Callidus Software, Inc. *	159,262
695	Cognizant Technology Solutions Corp. *	53,480
11,939	Datalink Corp. *	113,659
22,494	FSI International, Inc. *	109,996
20,253	inContact, Inc. *	113,012
990	KLA-Tencor Corp.	53,876
3,319	Mellanox Technologies Ltd. *	138,834
8,546	Mentor Graphics Corp. *	126,994
3,631	Micron Technology, Inc. *	29,411
2,985	Monolithic Power Systems, Inc. *	58,715
3,959	NVIDIA Corp. *	60,929
13,160	O2Micro International Ltd. (ADR) *	73,828
7,231	OCZ Technology Group, Inc. *	50,472
13,026	PLX Technology, Inc. *	52,365
21,835	PMC - Sierra, Inc. *	157,867
4,344	RealD, Inc. *	58,644
3,647	Rudolph Technologies, Inc. *	40,518
270	Samsung Electronics Co. Ltd. (KRW) #	304,575
7,768	SciQuest, Inc. *	118,384
2,463	Silicon Laboratories, Inc. *	105,909
2,184	Skyworks Solutions, Inc. *	60,388
6,483	TOP Image Systems Ltd. *	26,580
33,264	Trident Microsystems, Inc. *	10,977
3,096	TriQuint Semiconductor, Inc. *	21,347
2,288	Ultratech, Inc. *	66,306
1,410	Veeco Instruments, Inc. *	40,326
5,256	Velti Plc *	71,219
2,110	Volterra Semiconductor Corp. *	72,616
6,737	Xyratex Ltd.	107,186

		2,863,544

Utilities: 0.2%
2,542	Exelon Corp.	99,672

Total Common Stocks (Cost: $12,782,271) (a)		14,501,923

Principal Amount

CORPORATE BONDS: 5.9%
$87,500	Calumet Specialty Products Partners LP 9.38%,05/01/19	91,437
250,000	Catalyst Paper Corp. 11.00%,12/15/16 144A	131,250
180,000	Clear Channel Communications, Inc. 4.90%,05/15/15	147,600

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

79,000	5.75%,01/15/13	78,802
79,000	11.00%,08/01/16	58,855
310,000	Earthlink, Inc. 8.88%,05/15/19	301,475
90,000	Energy Future Intermediate Holding Co. LLC 11.75%,03/01/22 144A	92,475
495,999	FiberTower Corp. 9.00%,01/01/16	309,999
280,000	First Data Corp. 11.25%,03/31/16	254,800
90,000	IDQ Holdings, Inc. 11.50%,04/01/17 144A	92,700
85,000	Lions Gate Entertainment, Inc. 10.25%,11/01/16 144A	94,031
400,000	Liz Claiborne, Inc. 10.50%,04/15/19 144A	446,000
220,000	MBIA Insurance Corp. 14.00%,01/15/33	135,300
44,000	Mohegan Tribal Gaming Authority 10.50%,12/15/16 144A	38,390
98,000	Nextel Communications, Inc. 6.88%,10/31/13	98,490
215,000	Production Resource Group, Inc. 8.88%,05/01/19 144A	183,287
87,500	RadioShack Corp. 6.75%,05/15/19	70,328
200,000	Satmex Escrow S.A. de C.V. 9.50%,05/15/17	208,000
220,000	Solo Cup Co. 8.50%,02/15/14	221,650
86,000	SRA International, Inc. 11.00%,10/01/19 144A	91,160
162,000	The Gap, Inc. 5.95%,04/12/21	163,765
71,000	The River Rock Entertainment Authority 9.00%,11/01/18	55,380
830	9.75%,11/01/11t	647
110,000	Tower Automotive Holdings USA LLC 10.63%,09/01/17 144A	119,900

Total Corporate Bonds (Cost: $3,485,768) (a)		3,485,721

FOREIGN DEBT OBLIGATIONS: 1.0%
EUR 388,000	Ineos Group Holdings Ltd. 7.88%,02/15/16	460,553
110,000	OTE Plc 7.25%,02/12/15	115,092

Total Foreign Debt Obligations (Cost: $486,907)		575,645

GOVERNMENT OBLIGATIONS: 1.4%
$810,000	U.S. Treasury Notes 2.13%,08/15/21	809,557
13,200	3.63%,02/15/21	14,945

Total Government Obligations (Cost: $822,090) (a)		824,502

STRUCTURED NOTES: 5.1%
$2,138,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities 09/24/12 § (b)	2,135,862
500,000	02/08/13 § (b)	481,100
400,000	07/03/13 § (b)	388,800
8,000	MBIA Insurance Corp. 14.00%,01/15/33	4,920

Total Structured Notes (Cost: $3,043,617) (a)		3,010,682

Number
of Shares

CLOSED-END FUND: 0.5% (Cost: $286,680)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

31,800	Eaton Vance Tax-Managed Diversified Equity Income Fund	303,054

EXCHANGE TRADED FUNDS: 1.7%
495	iShares Silver Trust *	15,528
10,000	Market Vectors Mortgage REIT Income ETF ‡	252,318
1,855	SPDR Barclays Capital High Yield Bond ETF	73,031
3,900	SPDR Gold Trust *	632,346

Total Exchange Traded Funds (Cost: $926,982) (a)		973,223

OPEN-END FUNDS: 38.2%
45,190	AC Risk Parity 12 Vol Fund * #	6,784,809
6,753	American Independence Funds Trust - Fusion Fund *	142,426
321,955	AQR Diversified Arbitrage Fund	3,554,387
219,655	Loomis Sayles Bond Fund	3,222,332
749	Luxcellence - Virtuoso Fund * # §	86,828
243,712	Marketfield Fund *	3,648,372
334,366	TFS Market Neutral Fund *	5,015,490

Total Open-End Funds (Cost: $21,209,912)		22,454,644

OPTIONS PURCHASED: 0.0% (Cost: $8,040)

2,000	S+P 500 Index Calls($1,450, expiring 04/21/12) *	4,000

MONEY MARKET FUND: 24.7% (Cost: $14,531,362)
14,531,362	AIM Treasury Portfolio - Institutional Class	14,531,362

Total Investments: 103.2% (Cost: $57,583,629)		60,664,756
Liabilities in excess of other assets: (3.2)%		(1,908,620)

NET ASSETS: 100.0%		$58,756,136

SECURITIES SOLD SHORT: (23.2)%
COMMON STOCKS: (7.0)%
Basic Materials: (0.3)%
(945)	Potash Corp of Saskatchewan, Inc.	(43,177)
(5,168)	RPM International, Inc.	(135,350)

		(178,527)

Communications: (0.6)%
(481)	Allot Communications Ltd. *	(11,183)
(1,321)	Crown Castle International Corp. *	(70,462)
(1,031)	EZchip Semiconductor Ltd. *	(44,673)
(15,057)	Harmonic, Inc. *	(82,362)
(1,982)	LogMeIn, Inc. *	(69,826)
(596)	Netgear, Inc. *	(22,767)
(1,548)	Polycom, Inc. *	(29,520)
(826)	Viasat, Inc. *	(39,822)

		(370,615)

Consumer, Cyclical: (1.2)%
(650)	BJ’s Restaurants, Inc. *	(32,728)
(482)	Coinstar, Inc. *	(30,631)
(3,050)	Dana Holding Corp.	(47,275)
(791)	Darden Restaurants, Inc.	(40,468)
(1,204)	DTS, Inc. *	(36,385)
(1,101)	Ethan Allen Interiors, Inc.	(27,877)
(1,329)	Fastenal Co.	(71,899)
(354)	Fossil, Inc. *	(46,721)
(1,071)	Genesco, Inc. *	(76,737)
(6,434)	Interface, Inc.	(89,754)
(1,178)	LKQ Corp. *	(36,718)
(314)	O’Reilly Automotive, Inc. *	(28,684)
(1,175)	PACCAR, Inc.	(55,025)
(1,495)	Steven Madden Ltd *	(63,911)
(1,777)	Urban Outfitters, Inc. *	(51,728)

		(736,541)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Consumer, Non-cyclical: (1.1)%
(2,377)	DENTSPLY International, Inc.	(95,389)
(876)	Helen of Troy Ltd. *	(29,793)
(1,457)	Laboratory Corp. of America Holdings *	(133,374)
(602)	Medco Health Solutions, Inc. *	(42,321)
(2,513)	Medifast, Inc. *	(43,877)
(3,507)	Monro Muffler Brake, Inc.	(145,505)
(853)	Teleflex, Inc.	(52,161)
(859)	TreeHouse Foods, Inc. *	(51,111)
(890)	Weight Watchers International, Inc.	(68,699)

		(662,230)

Energy: (0.1)%
(973)	Alpha Natural Resources, Inc. *	(14,799)
(621)	Consol Energy, Inc.	(21,176)

		(35,975)

Financial: (0.1)%
(210)	Credit Suisse Group AG (ADR)	(5,987)
(174)	Deutsche Bank AG	(8,663)
(837)	Royal Bank of Scotland Group Plc (ADR) *	(7,399)
(1,961)	Tower Group, Inc.	(43,985)
(400)	UBS AG *	(5,608)

		(71,642)

Industrial: (1.7)%
(1,548)	Aerovironment, Inc. *	(41,502)
(56)	American Science & Engineering, Inc.	(3,755)
(933)	Boeing Co.	(69,387)
(3,456)	Ceradyne, Inc.	(112,527)
(2,847)	CH Robinson Worldwide, Inc.	(186,450)
(1,569)	Emerson Electric Co.	(81,870)
(3,665)	EnerSys *	(126,992)
(1,171)	Fluor Corp.	(70,307)
(1,032)	HEICO Corp.	(53,241)
(1,994)	Kaydon Corp.	(50,867)
(470)	Lincoln Electric Holdings, Inc.	(21,300)
(3,107)	MasTec, Inc. *	(56,206)
(8,182)	Power-One, Inc. *	(37,228)
(324)	Precision Castparts Corp.	(56,020)
(218)	Roper Industries, Inc.	(21,617)

		(989,269)

Technology: (1.9)%
(8,412)	Allscripts Healthcare Solutions, Inc. *	(139,639)
(3,406)	ASML Holding N.V.	(170,777)
(1,032)	Atmel Corp. *	(10,176)
(1,790)	Bottomline Technologies, Inc. *	(50,013)
(2,987)	Ceva, Inc. *	(67,835)
(1,443)	ChipMOS TECHNOLOGIES Bermuda Ltd. *	(25,382)
(1,409)	Diodes, Inc. *	(32,661)
(979)	Emulex Corp. *	(10,162)
(712)	First Solar, Inc. *	(17,836)
(4,729)	iGate Corp. *	(79,258)
(756)	Infosys Ltd. (ADR)	(43,115)
(3,385)	Intel Corp.	(95,152)
(1,888)	Interactive Intelligence Group, Inc. *	(57,603)
(1,720)	JDA Software Group, Inc. *	(47,266)
(1,376)	Mantech International Corp.	(47,417)
(1,857)	Nuance Communications, Inc. *	(47,502)
(2,004)	Pegasystems, Inc.	(76,473)
(1,560)	Power Integrations, Inc.	(57,907)
(297)	SAP AG (ADR)	(20,737)
(160)	Syntel, Inc.	(8,960)

		(1,105,871)

Total Common Stocks (Proceeds: $(4,009,874))		(4,150,670)

REAL ESTATE INVESTMENT TRUST: (0.2)% (Proceeds: $(114,631))
Financial: (0.2)%

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

(4,838)	DuPont Fabros Technology, Inc.	(118,289)

Principal Amount

CORPORATE BONDS: (5.8)%
$(175,000)	Allison Transmission, Inc. 7.13%,05/15/19 144A	(182,000)
(250,000)	Best Buy Co., Inc. 5.50%,03/15/21	(244,932)
(310,000)	Cirsa Funding Luxembourg S.A. 8.75%,05/15/18	(401,043)
(328,000)	EI du Pont de Nemours & Co. 4.25%,04/01/21	(369,938)
(220,000)	Iron Mountain, Inc. 7.75%,10/01/19	(241,450)
(180,000)	Lawson Software, Inc. 9.38%,04/01/19	(187,650)
(190,400)	Marina District Finance Co., Inc. 9.50%,10/15/15	(174,692)
(218,000)	Pilgrim’s Pride Corp. 7.88%,12/15/18	(218,545)
(415,000)	Realogy Corp. 7.88%,02/15/19 144A	(417,075)
(225,000)	9.00%,01/15/20 144A	(232,875)
(110,000)	United Rentals North America, Inc. 8.38%,09/15/20	(114,400)
(220,000)	United States Steel Corp. 7.38%,04/01/20	(225,500)
(380,000)	Univision Communications, Inc. 8.50%,05/15/21 144A	(378,100)

Total Corporate Bonds (Proceeds: $(3,253,379))		(3,388,200)

FOREIGN DEBT OBLIGATIONS: (0.8)% (Proceeds: $(437,008))
(440,000)	France Telecom S.A. 4.13%,09/14/21	(458,958)

GOVERNMENT OBLIGATIONS: (0.5)%
EUR(110,000)	France Government Bond OAT 3.25%,10/25/21	(152,215)
(93,000)	Spain Government Bond 5.50%,04/30/21	(126,073)
$(1,900)	U.S. Treasury Notes 2.00%,11/15/21	(1,871)
(2,000)	3.63%,02/15/21	(2,264)

Total Government Obligations (Proceeds: $(272,528))		(282,423)

Number of Shares

EXCHANGE TRADED FUNDS: (8.9)%
(711)	Consumer Discretionary Select Sector SPDR Fund	(32,066)
(694)	Consumer Staples Select Sector SPDR Fund	(23,652)
(1,455)	CurrencyShares Euro Trust	(193,079)
(5,041)	Direxion Daily Emerging Markets Bull 3X Shares	(525,398)
(4,125)	Direxion Daily Financial Bear 3X Shares *	(85,181)
(1,392)	Direxion Daily Financial Bull 3X Shares *	(151,756)
(4,350)	Direxion Daily Small Cap Bull 3X Shares *	(271,571)
(9,540)	Direxion Daily Technology Bull 3X Shares	(624,870)
(830)	Energy Select Sector SPDR Fund	(59,536)
(2,343)	Industrial Select Sector SPDR Fund	(87,675)
(13,000)	iPATH S&P 500 VIX Short-Term Futures ETN *	(218,660)
(591)	iShares Dow Jones Transportation Average Index Fund	(55,324)
(2,306)	iShares PHLX SOX Semiconductor Sector Index Fund	(137,092)
(3,130)	iShares Russell 2000 Growth Index Fund	(298,539)
(4,669)	iShares Russell 2000 Index Fund	(386,827)
(3,040)	iShares Russell Microcap Index Fund	(156,256)
(474)	iShares S&P MidCap 400 Index Fund	(47,030)
(1,458)	iShares Silver Trust *	(45,737)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

(4,500)	Market Vectors Gold Miners ETF ‡	(223,065)
(994)	Market Vectors Semiconductor ETF ‡ *	(35,585)
(400)	Materials Select Sector SPDR Fund	(14,788)
(2,576)	Powershares QQQ Trust, Series 1	(174,009)
(7,340)	ProShares UltraPro S&P 500	(623,019)
(1,784)	SPDR S&P 500 ETF Trust	(251,044)
(1,452)	SPDR S&P MidCap 400 ETF Trust	(262,333)
(420)	SPDR S&P Retail ETF	(25,754)
(6,819)	Technology Select Sector SPDR Fund	(205,593)
(200)	Vanguard Small-Cap Growth ETF	(17,392)

Total Exchange Traded Funds (Proceeds: $(5,190,400))		(5,232,831)

Total Securities Sold Short (Proceeds: $(13,277,820))		$(13,631,371)

COVERED OPTIONS WRITTEN: (0.1)%
(Premiums Received: $(47,960))
(2,000)	S+P 500 Index Calls($1,400, expiring 04/21/12) *	$(42,000)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $30,810,619.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,485,269 which represents 14.4% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $3,092,590 which represents 5.3% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $79,143, or 0.1% of net assets.

♦	Security in default

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/12

Market Vectors Gold Miners ETF(1)	$(231,435)	$-	$-	$-	$-	$(223,065)
Market Vectors Mortgage REIT Income ETF	-	252,368	-	-	-	252,318
Market Vectors Semiconductor ETF (1)	-	-	34,260	-	-	(35,585)

	$(231,435)	$252,368	$34,260	$-	$-	$(6,332)

(1) Represents short position at March 31, 2012.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$1,012,601	$—	$—	$1,012,601
Communications	1,293,811	—	—	1,293,811
Consumer, Cyclical	1,676,603	317,371	—	1,993,974
Consumer, Non-cyclical	2,026,099	—	—	2,026,099
Diversified	—	208,111	—	208,111
Energy	1,102,601	527,943	—	1,630,544
Financial	917,515	255,632	—	1,173,147
Industrial	2,200,420	—	—	2,200,420
Technology	2,558,969	304,575	—	2,863,544
Utilities	99,672	—	—	99,672

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Corporate Bonds	—	3,485,721	—	3,485,721
Foreign Debt Obligations	—	575,645	—	575,645
Government Obligations	—	824,502	—	824,502
Structured Notes	—	3,010,682	—	3,010,682
Closed-End Fund	303,054	—	—	303,054
Exchange Traded Funds	973,223	—	—	973,223
Open-End Funds	15,583,007	6,871,637	—	22,454,644
Options	4,000	—	—	4,000
Money Market Fund	14,531,362	—	—	14,531,362

Total	$44,282,937	$16,381,819	$—	$60,664,756

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$(4,150,670)	$—	$—	$(4,150,670)
Real Estate Investment Trust*	(118,289)	—	—	(118,289)
Corporate Bonds	—	(3,388,200)	—	(3,388,200)
Foreign Debt Obligations	—	(458,958)	—	(458,958)
Government Obligations	—	(282,423)	—	(282,423)
Exchange Traded Funds	(5,232,831)	—	—	(5,232,831)

Total	$(9,501,790)	$(4,129,581)	$—	$(13,631,371)

Other Financial Instruments, net**	$(42,000)	$—	$—	$(42,000)

* See Schedule of Investments for security type and industry sector breakouts.
** Other financial instruments, net include written options.

See Notes to Schedules of Investments

NOTES TO SCHEDULES OF INVESTMENTS
(unaudited)

Security Valuation– The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds’ may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is regarded as an unrealized gain or loss and are categorized as Level 2 in the fair value hierarchy (as described below). Futures are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). A summary of the inputs and the levels used to value the Funds’ investments, as well as a table that reconciles the valuation of the Funds’ Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes – As of March 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CM Commodity Index Fund	$70,643,798	$1,101	$(711)	$390
Emerging Markets Fund	102,481,651	18,462,087	(7,431,411)	11,030,676
Global Hard Assets Fund	3,951,423,620	601,533,141	(201,436,137)	400,097,004
International Investors Gold Fund	977,211,588	535,264,892	(160,837,841)	374,427,051
Multi-Manager Alternatives Fund	58,716,799	3,813,726	(1,865,769)	1,947,957

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 29, 2012